Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Endako Mine
Total	$ 800,000		$ 110,000	$ 910,000
Kemess Project
Total	380,000		420,000	800,000
Mount Milligan Mine
Total	5,180,000	$ 3,030,000	2,830,000	11,040,000
Oksut Mine
Total	65,280,000	37,910,000	820,000	104,010,000
Other Projects
Total		$ 20,000	210,000	230,000
Thompson Creek Mine
Total	$ 430,000		240,000	670,000
Goldfield Project
Total			340,000	340,000
Oakley, Cherry Creek, Jones Creek, and Green Springs
Total			$ 300,000	$ 300,000